Income Tax (Reconciliation of Tax Provision) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes
Tax expense (benefit) at the U.S. federal statutory rate	$ 186	$ (48)	$ 249
Dividends-received deduction	(140)	(201)	(145)
Foreign related investments	(9)	(15)	0
Valuation Allowance	0	(56)	56
Other	(1)	(3)	(23)
Total income tax expense (benefit)	$ 36	$ (323)	$ 137